Shareholder's Equity (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2019	Mar. 31, 2019
Equity [Abstract]
Schedule of Option Activity

A summary of the Company’s options for the six months ended September 30, 2019, is as follows:

	Number Of Options	Weighted Average Exercise Price - Options	Weighted Average Remaining Contractual Life-Options	Aggregate Intrinsic Value

Options outstanding as of April 1, 2019	2,375,812	$4.32	9.2	$523,820
Granted	30,000	4.92		-
Exercised	(38,222)	2.87		(81,051)
Forfeited	(25,643)	4.87		-

Outstanding as of September 30, 2019	2,341,947	$4.52	8.7	$442,769
Exercisable as of September, 30, 2019	824,699	$4.37	7.9	$246,834

A summary of the Company’s options for the year ended March 31, 2019 is as follows:

	Number Of Options	Weighted Average Exercise Price - Options	Weighted Average Remaining Contractual Life- Options	Aggregate Intrinsic Value

Options outstanding as of April 1, 2018	510,904	$4.32	9.0	$625,626
Granted	1,919,000	4.54		237,463
Exercised	(20,759)	0.42		(90,033)
Forfeited	(33,333)	4.25		-

Outstanding as of March 31, 2019	2,375,812	$4.48	9.2	$773,056
Exercisable as of March 31, 2019	806,397	$4.33	8.0	$426,510

Schedule of Assumption of Black-Scholes Option Pricing Model

The following were utilized on the date of grant:

	Three Months September 30, 2019	Three Months September 30, 2018	Six Months September 30, 2019	Six Months September 30, 2018
Risk -free interest rate	1.4% - 2.3%	2.5-3.1%	1.4% -2.3%	2.5-3.1%
Expected volatility	82.3- 83.4%	80.7-81.2%	82.3 – 83.4%	80.7-81.2%
Dividend yield	0%	0	0%	0%
Expected terms (in years)	6.25	5-9.9	6.25	5-9.9

	March 31, 2019	March 31, 2018	December 31, 2017
Risk -free interest rate	2.5% - 3.2%	2.4% - 2.6%	2.1% - 3.5%
Expected volatility	80.7% - 84.5%	84.5%	75.0%
Dividend yield	0%	0%	0%
Expected terms (in years)	5-9-10	3.5-5.8	5.5-6.0

Schedule of Stock-based Compensation Expense

The following summarizes the components of stock-based compensation expense for the three and six three months ended September 30, 2019 and September 30, 2018, respectively

	Three Months Ended		Six Months Ended
	September 30,		September 30,
	2019	2018	2019	2018

Research and development	$183,766	$26,766	$333,688	$96,193
General and administrative	739,231	815,244	1,508,346	825,817

Total stock-based compensation expense	$922,997	$842,010	$1,842,034	$922,010

Stock-based Compensation

	Year Ended March 31, 2019	Three Months Ended March 31, 2018	Year Ended December 31, 2017

Research and development	$572,918	$49,875	$618,482
General and administrative	1,977,403	96,554	3,766,362

Total stock-based compensation expense	$2,550,321	$146,429	$4,384,844

Summary of Company's Outstanding Warrants

A summary of the Company’s outstanding warrants as of September 30, 2019 are as follows:

Warrant Holders	Number Of Warrants	Exercise Price	Date Of Expiration
January 2017 offering - investors	1,701,616	$4.25	January 2022	(a)
January 2017 offering - investors	1,701,616	$4.25	February 2022	(a)
March 2017 offering - investors	220,988	$4.25	March 2022	(a)
March 2017 offering - placement agent	11,050	$4.25	March 2022	(a)
February 2018 offering - investors	2,299,802	$4.25	February 2021
Pulmonox license agreement	208,333	$4.80	January 2024
Total	6,143,405

(a)	These warrants have down round protection.

A summary of the Company’s outstanding warrants as of March 31, 2019 are as follows:

Warrant Holders	Number Of Warrants	Exercise Price	Date Of Expiration
January 2017 offering - investors	1,701,616	$4.25	January 2022	(a)
January 2017 offering - investors	1,701,616	$4.25	February 2022	(a)
March 2017 offering - investors	220,988	$4.25	March 2021	(a)
March 2017 offering - placement agent	11,050	$4.25	March 2021	(a)
March 2018 offering - investors	2,299,802	$4.25	March 2022
Third-party license agreement	208,333	$4.80	January 2024
Total	6,143,405			(b)

(a)	These warrants have down round protection.

(b)	In August 2015, AIT entered into an Option Agreement (the “Option Agreement”) with a third party whereby AIT acquired the Option to purchase certain intellectual property assets and rights (the “Option”) on September 7, 2016 for $25,000. Upon exercise of the Option, we became obligated to make certain one-time development and sales milestone payments to Pulmonox, commencing with the date on which we receive regulatory approval for the commercial sale of the first product candidate qualifying under the agreement. These milestone payments are almost entirely sales related and are capped at a total of $87 million across three separate and distinct indications that fall under the agreement. AIT exercised the Option in January 2017 and paid an exercise price of $500,000. AIT issued to the third party a warrant (the “Third Party Warrant”) to purchase up to 178,570 ordinary shares of AIT at an exercise price of $4.80 for each share. This warrant was exchanged for a warrant to acquire the same number of shares of the Company’s common stock upon consummation of the merger. The shares exchange was at 1:1 ratio. The Company recorded stock-based compensation expense of $479,700 to research and development based upon the fair value using the Black-Scholes option pricing model. On May 10, 2018, the Company issued to the third-party additional warrants to purchase up to 29,763 shares of the Company at an exercise price of $4.80 per share for each share of common stock. The Company recorded stock-based compensation expense of $55,900 to research and development based upon the fair value using the Black-Scholes option pricing model.